CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Additional paid-in capital CNY (¥)	Treasury Shares CNY (¥) shares	Retained Earnings CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Total Vipshop Holdings Limited Shareholders Equity [Member] CNY (¥)	Non-controlling interests CNY (¥)	Class A ordinary shares shares	Class A ordinary shares Ordinary shares CNY (¥) shares	Class B ordinary shares Ordinary shares CNY (¥) shares
Balance at Dec. 31, 2020	¥ 29,385,789		¥ 10,816,185		¥ 17,740,415	¥ (58,954)	¥ 28,497,734	¥ 888,055		¥ 77	¥ 11
Balance (in shares) at Dec. 31, 2020 | shares										119,223,484	16,510,358
Increase (Decrease) in Shareholders' Equity
Net income	4,692,874				4,681,073		4,681,073	11,801
Conversion of ordinary shares (Note 17) (in shares) | shares										950,000	(950,000)
Issuance of ordinary shares upon exercises of share options	419,814		419,812				419,814			¥ 2
Issuance of ordinary shares upon exercises of share options (in shares) | shares									1,646,137	1,646,137
Issuance of ordinary shares upon vesting of shares awards			(1)							¥ 1
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares									1,156,264	1,156,264
Share-based compensation expense	859,220		859,220				859,220
Acquisition of additional equity interests in subsidiaries	(15,082)		(18,050)				(18,050)	2,968
Capital contribution from non-controlling interests shareholders	461,148		150,471				150,471	310,677
Repurchase of ordinary shares (Note 17) (in shares) | shares				2,742,990						(2,742,990)
Repurchase of ordinary shares (Note 17)	(1,927,719)			¥ (1,927,719)			(1,927,719)
Dividend distribution to non-controlling interest shareholders	(18,083)							(18,083)
Changes of fair value of debt securities derived from the share of income (loss) of an equity method investee	0
Foreign currency translation	(29,645)					(29,645)	(29,645)
Balance at Dec. 31, 2021	33,828,316		12,227,637	¥ (1,927,719)	22,421,488	(88,599)	32,632,898	1,195,418		¥ 80	¥ 11
Balance (in shares) at Dec. 31, 2021 | shares				2,742,990						120,232,895	15,560,358
Increase (Decrease) in Shareholders' Equity
Net income	6,311,835				6,298,816		6,298,816	13,019
Issuance of ordinary shares upon exercises of share options (in shares) | shares									0
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares									1,084,205	1,084,205
Share-based compensation expense	854,930		854,930				854,930
Acquisition of additional equity interests in subsidiaries	(27,105)		2,453				2,453	(29,558)
Capital contribution from non-controlling interests shareholders	191,195		6,761				6,761	184,434
Repurchase of ordinary shares (Note 17) (in shares) | shares				19,695,770						(19,695,770)
Repurchase of ordinary shares (Note 17)	(6,424,792)			¥ (6,424,792)			(6,424,792)
Dividend distribution to non-controlling interest shareholders	(42,307)							(42,307)
Changes of fair value of debt securities derived from the share of income (loss) of an equity method investee	(8,733)					(8,733)	(8,733)
Foreign currency translation	(610,296)					(610,296)	(610,296)
Balance at Dec. 31, 2022	34,073,043		13,091,781	¥ (8,352,511)	28,720,304	(707,628)	32,752,037	1,321,006		¥ 80	¥ 11
Balance (in shares) at Dec. 31, 2022 | shares				22,438,760						101,621,330	15,560,358
Increase (Decrease) in Shareholders' Equity
Net income	¥ 8,201,299	$ 1,155,129			8,116,624		8,116,624	84,675
Issuance of ordinary shares upon exercises of share options (in shares) | shares	0	0							0
Issuance of ordinary shares upon vesting of shares awards			(1)							¥ 1
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares									1,034,612	1,034,612
Share-based compensation expense	¥ 1,068,611		1,068,611				1,068,611
Acquisition of additional equity interests in subsidiaries	(73,000)		(8,732)				(8,732)	(64,268)
Capital contribution from non-controlling interests shareholders	285,450		(10,630)				(10,630)	296,080
Repurchase of ordinary shares (Note 17) (in shares) | shares				9,755,695						(9,755,695)
Repurchase of ordinary shares (Note 17)	(4,968,545)			¥ (4,968,545)			(4,968,545)
Cancellation of treasury shares (Note 18)			(9,696,274)	¥ 9,696,293						¥ (19)
Cancellation of treasury shares (Note 18) (in shares) | shares				(26,216,773)
Deregistration of a subsidiary	(32)							(32)
Dividend distribution to non-controlling interest shareholders	(39,107)							(39,107)
Changes of fair value of debt securities derived from the share of income (loss) of an equity method investee	23,124	$ 3,257				23,124	23,124
Foreign currency translation	(11,085)	(1,561)				(11,085)	(11,085)
Balance at Dec. 31, 2023	¥ 38,559,758	$ 5,431,029	¥ 4,444,755	¥ (3,624,763)	¥ 36,836,928	¥ (695,589)	¥ 36,961,404	¥ 1,598,354		¥ 62	¥ 11
Balance (in shares) at Dec. 31, 2023 | shares				5,977,682						92,900,247	15,560,358